5. Accounts Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
Accounts Receivable

Accounts receivable – trade consists of receivables from our wholesale trading, retail, and diversified investment segments. Wholesale trading receivables represent net settlement amounts due from a market operator or an exchange. While those from retail include amounts resulting from sales to end-use customers and diversified investments include services that were invoiced for in accordance with agreements with third parties.

	June 30,	December 31,
	2015	2014
Wholesale trading	$57,902	$515,999
Retail energy services - billed	3,043,320	1,158,019
Retail energy services - unbilled	1,714,000	720,228
Diversified investments	577,522	–
Accounts receivable - trade	$5,392,744	$2,394,246

As of June 30, 2015, there were two accounts with a balance greater than 10% of the total, summing to 69% of all receivables. A majority of this concentration, 59%, was from the retail energy service segment.

As of December 31, 2014, there were two individual accounts with receivable balances greater than 10%; one in the wholesale segment, representing 21% of the balance at year end, and one in the retail energy services segment, representing 44% of the balance at year end.

The Company believes that any risk associated with these concentrations is minimal.

Accounts receivable – trade consists of receivables from both our wholesale trading and retail segments. Wholesale trading receivables represent net settlement amounts due from a market operator or an exchange while those from retail include amounts resulting from sales to end-use customers.

	December 31,	December 31,
	2014	2013
Wholesale trading	$515,999	$168,953
Retail energy services - billed	1,158,019	944,100
Retail energy services - unbilled	720,228	202,156
Accounts receivable - trade	$2,394,246	$1,315,209

As of December 31, 2014, there were two individual accounts with receivable balances greater than 10%. One in the wholesale segment, representing 21% of the balance at year end, and one in the retail energy services segment, representing 44% of the balance at year end.

As of December 31, 2013, there were two individual accounts in the Company’s retail energy services segment with receivable balances greater than 10% that aggregated 87% of total consolidated accounts receivable. The Company believes that any risk associated with these concentrations would be minimal, if any.